INCOME TAXES (RESTATED) (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended					69 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
INCOME TAXES [Abstract]
Operating Losses	$ 493,790	$ 186,397	$ 754,041	$ 380,238	$ 14,319	$ 910,518	$ 458,776	$ 21,466	$ 36,316		$ 144,139
Statutory tax rate						35.00%	35.00%
Net operating loss carryforwards, expiration date											Jan. 01, 2028